Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 89,762,900
Previously Paid Amount	0.00
Total Fee Amount	12,396.26
Total Offset Amount	0.00
Net Fee	12,396.26
Narrative - Max Aggregate Offering Price	$ 89,762,900
Final Prospectus	true